Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 5 -  Inventories

	December 31,
	2011	2010
	U.S. Dollars
Components	13,323	14,382
Systems partially completed	6,654	4,334
Completed systems, including systems at customer
locations not yet sold	6,332	7,622

	26,309	26,338

Inventories are presented in:

	December 31,	December 31,
	2011	2010
	U.S. Dollars
Current assets	24,355	24,034
Long term assets	1,954	2,304

	26,309	26,338

Long term Inventory:

At December 31, 2011, $1,954 of the Company's inventory is in excess of requirements for the year 2012 based on Management's estimate and the recent level of sales (At December 31, 2010, $2,304). This long term inventory is mainly comprised of spare parts. The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.